Bingham McCutchen LLP
                               One Federal Street
                           Boston, Massachusetts 02110


                                                           February 20, 2013


VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re:      Pioneer Variable Contracts Trust (the "Trust")
         Post-Effective Amendment No. 53 to Registration Statement on Form N-1A (File Nos. 33-84546 and 811-08786)

Ladies and Gentlemen:

	Attached for filing on behalf of the Trust is Post-Effective Amendment No. 53 to the Trust's registration statement on Form N-1A under the Securities Act of 1933, as amended (the "1933 Act"), and Amendment No. 54 under the Investment Company Act of 1940 Act, as amended
(the "Amendment"). The Amendment relates solely to Pioneer Fundamental Value VCT Portfolio and Pioneer Growth Opportunities VCT Portfolio
(the "Portfolios"), each a series of the Trust.

         The Amendment is being filed for the purpose of reflecting certain changes to the name, investment objective, strategies and portfolio management for each of the portfolios. The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act and is intended to become effective on May 1, 2013.


     Please call the undersigned at (617) 951-8458 or Toby R. Serkin at (617) 951-8760 with any comments or questions relating to the filing.
                                                                      Sincerely,




                                                       /s/ Jeremy B. Kantrowitz
                                                           Jeremy B. Kantrowitz


cc:  Christopher J. Kelley, Esq.
     Toby R. Serkin, Esq.